Corporate information	6 Months Ended
Jun. 30, 2023
Corporate information and statement of IFRS compliance [abstract]
Disclosure of corporate information

Note 1	Corporate information
BCE is incorporated and domiciled in Canada. BCE’s head office is located at 1, Carrefour Alexander-Graham-Bell, Verdun, Québec, Canada. BCE is a communications company providing wireless, wireline, Internet and television (TV) services to residential, business and wholesale customers in Canada. Our Bell Media segment provides conventional TV, specialty TV, pay TV, streaming services, digital media services, radio broadcasting services and out-of-home (OOH) advertising services to customers in Canada.